SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION
24.	SEGMENT INFORMATION

The Company uses operating segment information for decision-making. The Company identified only one operating segment that corresponds to the telecommunications business in Brazil.

In addition to the telecommunications business in Brazil, the Company conducts other businesses that individually or in aggregate do not meet any of the quantitative indicators that would require their disclosure as reportable business segments. These businesses refer basically to the following companies: Mobile Telecommunications Limited in Namibia, Companhia Santomense de Telecomunicações, Listas Telefónicas de Moçambique, ELTA – Empresa de Listas Telefónicas de Angola, and Timor Telecom, which provide fixed and mobile telecommunications services and publish telephone directories, and which have been consolidated since May 2014.

The revenue generation is assessed by the Company based on a view segmented by customer, into the following categories:

•	Residential Services, focused on the sale of fixed telephony services, including voice services, data communication services (broadband), and pay TV;

•	Personal Mobility, focused on the sale of mobile telephony services to subscription and prepaid customers, and mobile broadband customers; and

•	SMEs/Corporate, which includes corporate solutions offered to our small, medium-sized, and large corporate customers.

Telecommunications in Brazil

In preparing the financial statements for this reportable segment, the transactions between the companies included in the segment have been eliminated. The financial information of this reportable segment for the years ended December 31, 2015, 2014 and 2013 is as follows:

	2015	2014	2013
Residential	9,779,218	9,995,205	10,302,910
Personal mobility	8,430,890	9,011,200	9,289,893
SMEs/Corporate	7,973,893	8,311,458	8,454,923
Other services and businesses	257,090	295,297	374,421
Net operating revenue	26,441,091	27,613,160	28,422,147
Operating expenses
Depreciation and amortization	(5,996,157)	(5,630,238)	(5,691,824)
Interconnection	(1,757,277)	(2,674,915)	(3,965,623)
Personnel	(2,618,139)	(2,749,404)	(2,534,222)
Third-party services	(6,154,900)	(6,163,447)	(6,119,733)
Network maintenance services	(1,860,646)	(1,906,789)	(2,328,140)
Handset and other costs	(226,826)	(702,379)	(515,377)
Advertising and publicity	(379,537)	(656,487)	(556,500)
Rentals and Insurance	(3,553,881)	(3,095,667)	(2,119,684)
Provisions/reversals	(860,166)	(779,314)	(656,849)
Allowance for doubtful accounts	(692,935)	(628,605)	(922,779)
Impairment losses	(501,465)
Taxes and other expenses	(902,507)	(1,440,968)	(1,397,982)
Other operating income, net	277,954	3,206,943	2,369,555
OPERATING INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,214,609	4,391,890	3,982,989

FINANCIAL INCOME (EXPENSES)
Financial income	4,493,042	1,332,723	1,375,217
Financial expenses	(11,013,939)	(5,870,193)	(4,677,173)

PRETAX INCOME	(5,306,288)	(145,580)	681,033

Income tax and social contribution	(3,202,817)	(615,406)	(76,610)

LOSS FROM CONTINUING OPERATIONS	(8,509,105)	(760,986)	604,423

Reconciliation of revenue and income (loss) and information per geographic market

In the years ended December 31, 2015, 2014 and 2013, the reconciliation of the revenue of the segment Telecommunications in Brazil and total consolidated revenue is as follows:

	2015	2014	2013
Net operating revenue
Revenue related to the reportable segment	26,441,091	27,613,160	28,422,147
Revenue related to other businesses (i)	912,674	633,939
Consolidated net operating revenue	27,353,765	28,247,099	28,422,147

(i)	In 2014 the Africa and Timor business were consolidated after May 1.

In the years ended December 31, 2015, 2014 and 2013, the reconciliation between the profit (loss) before taxes of the segment telecommunications in Brazil and the consolidated profit (loss) before taxes is as follows:

	2015	2014	2013
Profit (loss) before taxes
Telecommunications in Brazil	(5,306,288)	(145,580)	681,033
Other businesses (i)	(18,682)	209,867
Consolidated income before taxes	(5,324,970)	64,287	681,033

(i)	In 2014 the Africa and Timor business were consolidated after May 1.

Total assets, liabilities and property, plant and equipment and intangible assets per geographic market as at December 31, 2015 and 2014 are as follows:

	2015
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	91,648,303	81,943,161	25,817,821	11,780,136	3,565,454
Other, primarily Africa	7,686,298	745,000	466,049	943,534	116,030

	2014
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	103,098,596	82,736,984	26,244,309	13,553,821	5,259,714
Other, primarily Africa	7,642,738	851,273	506,347	997,015	110,637

No single customer accounts for more than 10% of consolidated revenue.